Debt (Tables)	5 Months Ended
Oct. 15, 2023
Debt Disclosure [Abstract]
Schedule of Long-Term Debt Instruments
Long-term financing arrangements consists of the following:

	October 15, 2023	April 30, 2023
PPP and SBA loans	$500	$500
Term loans	25,000	22,500
Equipment loan	16,500	11,500
Convertible notes	5,000	5,000
Finance obligations	4,397	3,995
Other	106	127
Less: Unamortized debt issuance costs and discounts	(7,301)	(6,367)
Total	44,202	37,255
Less: Current portion	(2,243)	(1,044)
Long-term notes payable	$41,959	$36,211
Long-term financing arrangements consists of the following:

	April 30, 2023	April 24, 2022
PPP and SBA loans	$500	$8,789
Term loans	22,500	5,598
Equipment loan	11,500	—
Convertible notes	5,000	5,000
Finance obligation	3,995	4,488
Other	127	180
Less: Unamortized debt issuance costs and discounts	(6,367)	(109)
Total	37,255	23,946
Less: Current portion	(1,044)	(10,126)
Long-term notes payable	$36,211	$13,820